UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Amber Capital LP
Address: 153 East 53rd Street
         57th Floor
         New York, NY  10022

13F File Number:  28-11675

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Samuel Jed Rubin
Title:     General Counsel
Phone:     212-340-7330

Signature, Place, and Date of Signing:

     Samuel Jed Rubin     New York, NY/USA     November 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     10

Form13F Information Table Value Total:     $769,865 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM              026874107     2621   787200 SH  PUT  SOLE                   787200        0        0
BANCO MACRO SA                 SPON ADR B       05961W105     1654    89400 SH       SOLE                    89400        0        0
COMPANHIA VALE DO RIO DOCE     SPONSORED ADR    204412209      860    44900 SH       SOLE                    44900        0        0
IRSA INVERSIONES Y REP S A     GLOBL DEP RCPT   450047204     3635   500000 SH       SOLE                   500000        0        0
ISHARES TR                     DJ US REAL EST   464287739   164167  2650000 SH  PUT  SOLE                  2650000        0        0
ISHARES TR                     RUSSELL 2000     464287655   467840  6880000 SH  PUT  SOLE                  6880000        0        0
LAUDER ESTEE COS INC           CL A             518439104    12477   250000 SH  PUT  SOLE                   250000        0        0
SADIA S A                      SPON ADR PFD     786326108      111    11800 SH       SOLE                    11800        0        0
SPDR SERIES TRUST              S&P RETAIL ETF   78464A714   107625  3500000 SH  PUT  SOLE                  3500000        0        0
SPDR SERIES TRUST              KBW REGN BK ETF  78464A698     8875   250000 SH  PUT  SOLE                   250000        0        0